Commitments and contingencies (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 01, 2021
Product Liability Contingency [Line Items]
Debt issuance amount	$ 77,752,000	$ 77,752,000	$ 65,500,000
Promissory note	74,305,000	76,292,000	60,494,000
Capitala Acquisition | Service Agreements
Product Liability Contingency [Line Items]
Outstanding service fees		0	300,000
Capitala Acquisition | Promissory Note
Product Liability Contingency [Line Items]
Debt issuance amount		4,000,000		$ 4,000,000
Credit facility, maximum borrowing capacity				$ 6,000,000
Capitala Acquisition | Promissory Note | Pro Forma
Product Liability Contingency [Line Items]
Debt issuance amount		6,000,000
Asset Management | Investment Commitments
Product Liability Contingency [Line Items]
Investment commitments	1,400,000	1,400,000	1,400,000
Insurance Solutions | Investment Commitments
Product Liability Contingency [Line Items]
Investment commitments	$ 47,500,000	$ 43,200,000	$ 37,200,000